RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
RESTRICTED NET ASSETS
Statutory reserve, annual appropriation percentage from after tax profit				10.00%
Statutory reserve, threshold limit for annual appropriation				50.00%
Appropriation to statutory reserve	$ 0	$ 0	$ 0
Prc Subsidiaries
RESTRICTED NET ASSETS
Net assets				$ 0
Percentage of net asset to consolidated net assets				25.00%